Cost of sales (Tables)	12 Months Ended
Dec. 31, 2018
Cost of sales
Summary of cost of sales

	Year Ended December 31,
	2018	2017 (1)	2016
	(€ in thousands)
Personnel expenses	(5,404)	(4,344)	(3,570)
Material costs	(7,082)	(6,443)	(6,837)
Depreciation	(2,197)	(2,071)	(1,562)
Other expenses	(2,598)	(1,510)	(2,512)
Allowance for slow-moving inventory	417	515	(954)
Total	(16,864)	(13,853)	(15,435)